Restructuring, Impairment and Other Charges - Schedule of Changes in the Restructuring Reserve (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	$ 28	$ 37
Restructuring Charges	32	15
Foreign Exchange and Other	0	2
Cash Paid	(34)	(26)
Balance at the end	26	28
Employee terminations
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	8	13
Restructuring Charges	13	8
Foreign Exchange and Other	0	2
Cash Paid	(13)	(15)
Balance at the end	8	8
Lease terminations and other
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	2	4
Restructuring Charges	18	5
Foreign Exchange and Other	0	0
Cash Paid	(18)	(7)
Balance at the end	2	2
Multiemployer pension plan withdrawal obligations
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	18	20
Restructuring Charges	1	2
Foreign Exchange and Other	0	0
Cash Paid	(3)	(4)
Balance at the end	$ 16	$ 18